INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

10. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

A summary of the Company's intangible assets subject to amortization is as follows:

	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Licenses	15,423,921	12,010,274	12,010,274
Brands	644,800	644,800	644,800
Customer relationships	1,540,447	1,540,447	1,540,447
	17,609,168	14,195,521	14,195,521
Less: accumulated amortization	(9,516,505)	(7,908,931)	(7,712,656)
	8,092,663	6,286,590	6,482,865

In June 2024, as part of the acquisition of the new dispensary store (Note 4), the Company acquired two licenses with total fair value of $3,413,647 and estimated useful life of 10 years.

During the year ended March 31, 2025, the Company recognized amortization expense on intangible assets of $1,607,574 (two months ended March 31, 2024 - $196,275 and year ended January 31, 2024 - $1,332,507). Of the total amortization expense, $9,091 (two months ended March 31, 2024 - $1,393 and year ended January 31, 2024 - $9,071) was allocated to inventory.

b) Goodwill

For the year ended March 31, 2025, the Company had goodwill of $28,541,323 (two months ended March 31, 2024 - $28,541,323 and year ended January 31, 2024 - $28,541,323), which was allocated to the Nevada reporting unit. There was no impairment on goodwill identified during the year ended March 31, 2025.